UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

1/31/10
Quarterly portfolio holdings

SSW
S

MFS INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 85.3%
Aerospace – 2.1%
Cobham PLC	46,750	$172,871
Goodrich Corp.	9,880	611,671
HEICO Corp.	870	37,001
HEICO Corp., “A”	550	18,557
Honeywell International, Inc.	4,260	164,606
Lockheed Martin Corp.	15,005	1,118,173
Moog, Inc., “A” (a)	930	28,067
Northrop Grumman Corp.	17,715	1,002,669
Precision Castparts Corp.	3,180	334,695
Raytheon Co.	2,430	127,405
United Technologies Corp.	7,970	537,816

		$4,153,531

Airlines – 0.2%
Copa Holdings S.A., “A”	6,470	$336,311
Southwest Airlines Co.	2,410	27,305
UAL Corp. (a)	5,180	63,351

		$426,967

Alcoholic Beverages – 0.7%
Anheuser-Busch InBev N.V., ADR (a)	760	$37,840
Companhia de Bebidas das Americas, ADR	3,570	330,439
Diageo PLC	10,450	175,923
Foster’s Group Ltd.	30,629	143,533
Heineken N.V.	11,750	577,497
Pernod Ricard S.A.	1,442	116,344

		$1,381,576

Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	5,060	$169,611
Li & Fung Ltd.	62,000	281,689
LVMH Moet Hennessy Louis Vuitton S.A.	5,840	638,740
NIKE, Inc., “B”	7,600	484,500
Sanyo Shokai Ltd.	12,000	38,365
Stella International Holdings Ltd.	15,500	31,838
Swatch Group Ltd.	415	108,183

		$1,752,926

Automotive – 0.3%
Bridgestone Corp.	10,500	$167,357
Harley-Davidson, Inc.	3,620	82,319
Johnson Controls, Inc.	12,640	351,771
Lear Corp. (a)(w)	700	48,160

		$649,607

Biotechnology – 1.0%
Actelion Ltd. (a)	843	$44,665
Alexion Pharmaceuticals, Inc. (a)	3,430	159,049
Amgen, Inc. (a)	12,210	714,041
Biogen Idec, Inc. (a)	1,740	93,508
Celgene Corp. (a)	1,030	58,483
Gen-Probe, Inc. (a)	2,850	122,350
Genzyme Corp. (a)	4,310	233,861
Gilead Sciences, Inc. (a)	3,380	163,153
Human Genome Sciences, Inc. (a)	4,080	107,998
Lonza Group AG	1,433	101,096
Millipore Corp. (a)	2,200	151,734

		$1,949,938

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 1.2%
CBS Corp., “B”	4,140	$53,530
Discovery Communications, Inc., “A” (a)	10,060	298,380
Fuji Television Network, Inc.	34	51,259
Grupo Televisa S.A., ADR	15,251	298,005
Interpublic Group of Cos., Inc. (a)	14,080	90,957
Nippon Television Network Corp.	370	50,787
Omnicom Group, Inc.	4,075	143,848
Scripps Networks Interactive Inc., ‘A”	880	37,576
Time Warner, Inc.	4,670	128,191
Vivendi S.A.	6,616	171,276
Walt Disney Co.	15,110	446,500
WPP Group PLC	58,962	544,147

		$2,314,456

Brokerage & Asset Managers – 1.7%
Aberdeen Asset Management PLC	54,540	$107,700
Affiliated Managers Group, Inc. (a)	6,660	403,396
BM&F Bovespa S.A.	28,800	194,495
Charles Schwab Corp.	6,020	110,106
CME Group, Inc.	790	226,588
Daiwa Securities Group, Inc.	60,000	299,141
Daiwa Securities Group, Inc., ADR (a)	1,051	53,023
Deutsche Boerse AG	5,490	361,945
Evercore Partners, Inc.	2,800	83,636
Franklin Resources, Inc.	2,410	238,662
GFI Group, Inc.	14,260	69,446
Greenhill & Co., Inc.	720	56,016
Hong Kong Exchanges & Clearing Ltd.	9,800	165,581
ICAP PLC	10,570	62,070
IG Group Holdings PLC	41,343	265,534
Lazard Ltd.	1,580	60,893
Nomura Holdings, Inc.	30,300	226,761
Penson Worldwide, Inc. (a)	5,870	49,425
TD AMERITRADE Holding Corp. (a)	10,450	185,592
Thomas Weisel Partners Group (a)	2,220	9,479
TradeStation Group, Inc. (a)	7,600	53,732
Van Lanschot N.V.	620	29,844

		$3,313,065

Business Services – 2.9%
Accenture Ltd., “A”	19,630	$804,634
Amdocs Ltd. (a)	4,630	132,372
Bunzl PLC	8,170	81,117
Capita Group PLC	4,159	47,823
Cognizant Technology Solutions Corp., “A” (a)	15,350	670,181
Concur Technologies, Inc. (a)	4,850	192,302
Constant Contact, Inc. (a)	9,800	172,872
CoStar Group, Inc. (a)	7,770	313,753
Dun & Bradstreet Corp.	1,520	120,034
Electrocomponents PLC	31,778	89,630
Fidelity National Information Services, Inc.	8,470	199,553
Infosys Technologies Ltd., ADR	1,450	75,269
Intertek Group PLC	19,651	377,588
Kloeckner & Co. AG (a)	8,711	207,134
MasterCard, Inc., “A”	2,180	544,782
Mitsubishi Corp.	9,400	225,987
Nomura Research Institute Ltd.	15,200	340,659

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Redecard S.A.	2,700	$37,743
Sodexo	2,506	137,513
Ultimate Software Group, Inc. (a)	2,230	66,677
USS Co. Ltd.	2,620	159,869
Visa, Inc., “A”	4,950	406,048
Western Union Co.	7,710	142,943

		$5,546,483

Cable TV – 0.5%
Comcast Corp., “A”	7,660	$121,258
Comcast Corp., “Special A”	9,150	138,531
DIRECTV Group, Inc., “A” (a)	6,775	205,621
Time Warner Cable, Inc.	13,666	595,701

		$1,061,111

Chemicals – 1.4%
3M Co.	6,490	$522,380
Celanese Corp.	23,190	674,829
Dow Chemical Co.	2,530	68,538
E.I. du Pont de Nemours & Co.	3,190	104,026
Ecolab, Inc.	940	41,266
Givaudan S.A.	194	158,014
Intrepid Potash, Inc. (a)	2,810	68,817
Monsanto Co.	7,280	552,406
Nufarm Ltd.	13,091	117,602
PPG Industries, Inc.	8,074	473,782
Solutia, Inc. (a)	1,500	20,625

		$2,802,285

Computer Software – 2.5%
Adobe Systems, Inc. (a)	27,460	$886,958
Akamai Technologies, Inc. (a)	5,790	143,013
Ariba, Inc. (a)	3,290	41,421
Autodesk, Inc. (a)	4,000	95,160
Autonomy Corp. PLC (a)	5,890	146,434
Blackboard, Inc. (a)	1,210	47,686
Check Point Software Technologies Ltd. (a)	1,010	32,300
Citrix Systems, Inc. (a)	5,640	234,342
Microsoft Corp.	15,440	435,099
MicroStrategy, Inc., “A” (a)	3,120	292,406
Nuance Communications, Inc. (a)	3,090	46,412
OBIC Co. Ltd.	880	164,564
Oracle Corp.	60,770	1,401,356
Parametric Technology Corp. (a)	18,540	307,022
Salesforce.com, Inc. (a)	530	33,682
SAP AG	2,370	108,178
SolarWinds, Inc. (a)	2,190	42,552
SuccessFactors, Inc. (a)	5,100	83,130
VeriSign, Inc. (a)	9,400	215,354

		$4,757,069

Computer Software - Systems – 3.0%
3Par, Inc. (a)	7,340	$70,978
Acer, Inc.	120,430	331,349
Apple, Inc. (a)	8,410	1,615,729
Arrow Electronics, Inc. (a)	6,350	166,814
Avnet, Inc. (a)	2,380	62,927
Canon, Inc.	3,400	133,152

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Dell, Inc. (a)	20,920	$269,868
EMC Corp. (a)	20,320	338,734
Fujitsu Ltd.	18,000	109,987
Hewlett-Packard Co.	16,414	772,607
International Business Machines Corp.	6,382	781,093
Konica Minolta Holdings, Inc.	48,500	493,628
MICROS Systems, Inc. (a)	12,070	344,961
NICE Systems Ltd., ADR	2,410	70,155
PROS Holdings, Inc. (a)	4,360	34,662
Ricoh Co. Ltd.	9,000	128,209
Venture Corp. Ltd.	14,000	83,987
Wincor Nixdorf AG	1,308	88,570

		$5,897,410

Conglomerates – 0.7%
Hutchison Whampoa Ltd.	23,000	$156,557
Keppel Corp. NPV	97,000	573,693
Siemens AG	4,330	387,999
Tomkins PLC	99,300	297,223

		$1,415,472

Construction – 1.0%
Anhui Conch Cement Co. Ltd.	8,000	$44,069
Black & Decker Corp.	3,690	238,595
Corporacion Moctezuma S.A. de C.V.	6,200	16,969
Geberit AG	2,014	354,535
Lennar Corp., “A”	7,550	115,968
NVR, Inc. (a)	764	522,683
Pulte Homes, Inc. (a)	4,930	51,864
Sherwin-Williams Co.	8,370	530,240
Toll Brothers, Inc. (a)	990	18,285
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	20,830	44,208

		$1,937,416

Consumer Products – 2.7%
AmorePacific Corp.	87	$60,658
Avon Products, Inc.	3,640	109,710
Beiersdorf AG	2,490	145,397
Christian Dior S.A.	3,044	308,120
Church & Dwight Co., Inc.	5,490	330,992
Clorox Co.	1,050	62,128
Colgate-Palmolive Co.	1,480	118,444
Colgate-Palmolive Co.	2,609	38,372
Dabur India Ltd.	7,480	25,817
Energizer Holdings, Inc. (a)	1,570	87,135
Hengan International Group Co. Ltd.	12,300	82,168
Henkel KGaA, IPS	9,811	498,953
Kao Corp.	13,000	314,176
Kimberly-Clark Corp.	6,280	372,969
Kimberly-Clark de Mexico S.A. de C.V., “A”	19,780	88,738
Kose Corp.	5,000	100,816
Natura Cosméticos S.A.	8,970	161,508
Procter & Gamble Co.	23,942	1,473,630
Reckitt Benckiser Group PLC	11,280	586,315
Shiseido Co. Ltd.	5,100	104,479
Uni-Charm Corp.	1,300	123,322

		$5,193,847

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.2%
Anhanguera Educacional Participacoes S.A., IEU (a)	8,200	$113,103
Apollo Group, Inc., “A” (a)	3,340	202,371
Archipelago Learning, Inc. (a)	1,860	33,220
Benesse Corp.	1,900	79,845
Capella Education Co. (a)	3,490	256,096
Ctrip.com International Ltd., ADR (a)	4,920	153,947
DeVry, Inc.	6,360	388,342
H&R Block, Inc.	3,930	84,574
Monster Worldwide, Inc. (a)	5,390	84,030
Priceline.com, Inc. (a)	1,810	353,584
Sotheby’s	5,110	118,756
Strayer Education, Inc.	2,200	457,116

		$2,324,984

Containers – 0.1%
Ball Corp.	990	$50,282
Owens-Illinois, Inc. (a)	1,450	39,469
Smurfit Kappa Group PLC (a)	5,443	49,808

		$139,559

Electrical Equipment – 2.1%
AMETEK, Inc.	7,740	$282,046
Baldor Electric Co.	4,200	103,656
Cooper Industries PLC	1,370	58,773
Danaher Corp.	13,230	943,960
General Electric Co.	28,810	463,265
Houston Wire & Cable Co.	3,030	36,451
Keyence Corp.	400	92,306
Legrand S.A.	5,150	148,571
Mettler-Toledo International, Inc. (a)	1,070	104,293
OMRON Corp.	5,000	99,651
Rockwell Automation, Inc.	6,710	323,690
Schneider Electric S.A.	3,651	375,237
Spectris PLC	9,830	118,793
Tyco Electronics Ltd.	20,290	504,815
W.W. Grainger, Inc.	1,140	113,179
WESCO International, Inc. (a)	10,700	296,604

		$4,065,290

Electronics – 2.8%
ARM Holdings PLC	67,920	$207,473
ASM Pacific Technology Ltd.	20,500	168,726
Broadcom Corp., “A” (a)	1,540	41,149
CEVA, Inc. (a)	2,800	33,292
Corning, Inc.	3,060	55,325
Dolby Laboratories, Inc., “A” (a)	2,770	139,414
First Solar, Inc. (a)	600	67,980
Flextronics International Ltd. (a)	6,590	41,781
Halma PLC	17,193	63,664
Hittite Microwave Corp. (a)	6,290	233,862
Hoya Corp.	4,000	107,240
Intel Corp.	65,120	1,263,328
Jabil Circuit, Inc.	17,620	255,138
Linear Technology Corp.	6,600	172,260
Marvell Technology Group Ltd. (a)	9,970	173,777
National Semiconductor Corp.	16,770	222,370
NetLogic Microsystems, Inc. (a)	1,430	58,573
PMC-Sierra, Inc. (a)	27,270	216,797

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Samsung Electronics Co. Ltd.	767	$516,860
Samsung Electronics Co. Ltd., GDR	813	277,256
Silicon Laboratories, Inc. (a)	5,430	229,363
Taiwan Semiconductor Manufacturing Co. Ltd.	194,654	371,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,292	256,967
Tessera Technologies, Inc. (a)	8,520	146,288
Tokyo Electron Ltd.	1,400	84,881

		$5,405,191

Energy - Independent – 2.1%
Anadarko Petroleum Corp.	4,100	$261,498
Apache Corp.	5,800	572,866
Arch Coal, Inc.	2,074	43,699
Cairn Energy PLC (a)	35,909	185,079
Cloud Peak Energy, Inc. (a)	1,910	25,804
CNOOC Ltd.	38,000	53,338
Cobalt International Energy, Inc. (a)	15,060	183,581
CONSOL Energy, Inc.	860	40,085
Devon Energy Corp.	2,980	199,392
EOG Resources, Inc.	1,230	111,217
EXCO Resources, Inc.	4,490	78,755
INPEX Corp.	53	387,526
Newfield Exploration Co. (a)	5,200	254,488
Nexen, Inc.	10,288	225,244
Noble Energy, Inc.	5,030	371,918
Occidental Petroleum Corp.	4,550	356,447
Plains Exploration & Production Co. (a)	5,580	186,093
Southwestern Energy Co. (a)	2,940	126,067
Tullow Oil PLC	3,814	69,819
Ultra Petroleum Corp. (a)	6,040	277,478

		$4,010,394

Energy - Integrated – 3.9%
BG Group PLC	5,430	$99,440
Chevron Corp.	24,450	1,763,334
ConocoPhillips	1,200	57,600
Exxon Mobil Corp. (s)	32,805	2,113,626
Hess Corp.	10,950	632,800
Marathon Oil Corp.	13,740	409,589
OAO Gazprom, ADR	8,000	195,141
Petroleo Brasileiro S.A., ADR	4,190	169,988
Royal Dutch Shell PLC, “A”	28,690	791,615
Suncor Energy, Inc.	2,490	78,618
TOTAL S.A.	15,650	909,005
TOTAL S.A., ADR	4,930	283,919

		$7,504,675

Engineering - Construction – 0.4%
Fluor Corp.	7,170	$325,088
JGC Corp.	13,000	241,643
North American Energy Partners, Inc. (a)	10,930	71,154
Team, Inc. (a)	3,290	58,694

		$696,579

Entertainment – 0.2%
DreamWorks Animation, Inc., “A” (a)	7,810	$304,121
TiVo, Inc. (a)	8,480	76,490

		$380,611

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.3%
Archer Daniels Midland Co.	6,240	$187,013
Binggrae Co. Ltd. (a)	540	21,692
Campbell Soup Co.	790	26,157
Coca-Cola Co.	3,450	187,162
Coca-Cola Enterprises, Inc.	9,510	192,007
Coca-Cola Hellenic Bottling Co. S.A.	2,650	60,807
Flowers Foods, Inc.	8,480	205,979
General Mills, Inc.	8,340	594,725
Groupe Danone	7,583	434,411
J.M. Smucker Co.	10,084	605,746
Kellogg Co.	4,170	226,931
Kerry Group PLC	7,853	231,466
McCormick & Co., Inc.	1,960	71,148
Mead Johnson Nutrition Co., “A”	9,380	424,257
Nestle S.A.	37,398	1,769,657
Nong Shim Co. Ltd.	304	59,531
PepsiCo, Inc. (s)	16,630	991,481
Ralcorp Holdings, Inc. (a)	1,260	77,868

		$6,368,038

Food & Drug Stores – 0.7%
CVS Caremark Corp.	4,750	$153,757
Dairy Farm International Holdings Ltd.	16,200	103,680
Kroger Co.	3,290	70,505
Lawson, Inc.	10,200	463,303
Safeway, Inc.	2,260	50,737
Tesco PLC	20,780	140,555
Walgreen Co.	12,300	443,415

		$1,425,952

Gaming & Lodging – 0.9%
Ameristar Casinos, Inc.	3,530	$52,279
Carnival Corp.	990	32,997
International Game Technology	23,210	425,671
Las Vegas Sands Corp. (a)	10,190	157,945
Penn National Gaming, Inc. (a)	800	21,584
Royal Caribbean Cruises Ltd. (a)	22,810	595,113
Sands China Ltd. (a)	19,200	27,153
Starwood Hotels & Resorts Worldwide, Inc.	9,340	311,209
WMS Industries, Inc. (a)	2,570	95,296

		$1,719,247

General Merchandise – 1.1%
Daiei, Inc. (a)	6,400	$22,051
Dollar General Corp. (a)	13,670	321,108
Kohl’s Corp. (a)	1,083	54,551
Macy’s, Inc.	27,642	440,337
Target Corp.	9,140	468,608
Wal-Mart Stores, Inc.	14,200	758,706

		$2,065,361

Health Maintenance Organizations – 0.5%
Coventry Health Care, Inc. (a)	5,880	$134,534
Humana, Inc. (a)	7,890	383,612
Odontoprev S.A.	1,300	39,993
WellPoint, Inc. (a)	7,170	456,872

		$1,015,011

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.8%
ACE Ltd.	1,230	$60,602
Admiral Group PLC	8,784	157,996
Aflac, Inc.	10,860	525,950
Allied World Assurance Co. Holdings Ltd.	8,740	391,202
Allstate Corp.	9,595	287,178
Amlin PLC	26,385	163,834
Aon Corp.	4,020	156,378
Aspen Insurance Holdings Ltd.	15,894	423,257
Catlin Group Ltd.	13,618	73,695
China Pacific Insurance (Group) Co. Ltd	56,000	208,451
Chubb Corp.	3,490	174,500
Employers Holdings, Inc.	7,280	96,314
Endurance Specialty Holdings Ltd.	7,558	272,239
Euler Hermes	568	45,675
Genworth Financial, Inc. (a)	3,070	42,489
Hiscox Ltd.	29,554	161,946
ING Groep N.V. (a)	48,244	453,459
Jardine Lloyd Thompson Group PLC	13,060	97,476
Lincoln National Corp.	1,360	33,429
MetLife, Inc.	23,660	835,671
Muenchener Ruckversicherungs-Gesellschaft AG	870	130,513
PICO Holdings, Inc. (a)	1,520	47,713
Prudential Financial, Inc.	15,120	755,849
SNS REAAL Groep N.V. (a)	30,340	178,372
Storebrand A.S.A. (a)	39,596	276,465
Symetra Financial Corp. (a)	4,140	53,199
Travelers Cos., Inc.	12,225	619,441
Verisk Analytics, Inc., “A” (a)	12,650	355,718
Zurich Financial Services AG	1,430	303,015

		$7,382,026

Internet – 1.0%
Baidu.com, Inc., ADR (a)	130	$53,522
Dealertrack Holdings, Inc. (a)	3,190	57,324
Google, Inc., “A” (a)	2,978	1,576,613
GSI Commerce, Inc. (a)	1,890	43,016
LogMeIn, Inc. (a)	910	15,424
OpenTable, Inc. (a)	330	8,214
Rackspace Hosting, Inc. (a)	2,720	49,558
TechTarget, Inc. (a)	9,610	50,933
Vocus, Inc. (a)	4,950	79,794

		$1,934,398

Leisure & Toys – 0.5%
Activision Blizzard, Inc. (a)	19,220	$195,275
Hasbro, Inc.	10,930	333,911
NAMCO BANDAI Holdings, Inc.	3,800	38,283
Sankyo Co. Ltd.	3,700	197,984
Shimano, Inc.	2,200	90,007
THQ, Inc. (a)	31,890	160,726

		$1,016,186

Machinery & Tools – 1.3%
AGCO Corp. (a)	1,390	$42,965
ASSA ABLOY AB, “B”	5,850	100,814
Beml Ltd.	2,550	58,466
Bucyrus International, Inc.	5,110	267,662
Caterpillar, Inc.	1,770	92,465

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Duoyuan Global Water, Inc., ADR (a)	1,040	$29,640
Eaton Corp.	5,154	315,631
Flowserve Corp.	1,450	130,746
GEA Group AG	8,617	176,512
Glory Ltd.	13,800	303,320
Jain Irrigation Systems Ltd.	2,641	41,312
Kennametal, Inc.	10,460	256,061
Neopost S.A.	1,900	151,536
Polypore International, Inc. (a)	2,910	39,081
Ritchie Bros. Auctioneers, Inc.	7,420	155,968
RTI International Metals, Inc. (a)	6,380	157,905
Schindler Holding AG	1,020	75,365
Timken Co.	3,990	89,416

		$2,484,865

Major Banks – 5.3%
Bank of America Corp.	64,000	$971,520
Bank of America Corp., EU	8,950	135,145
Bank of China Ltd.	408,000	195,240
Bank of New York Mellon Corp.	27,970	813,647
BNP Paribas	7,399	526,924
Commonwealth Bank of Australia	2,640	123,725
Credit Agricole S.A.	6,100	95,202
Credit Suisse Group AG	2,740	118,767
Goldman Sachs Group, Inc.	8,867	1,318,700
HSBC Holdings PLC	86,203	923,900
JPMorgan Chase & Co. (s)	41,720	1,624,577
Julius Baer Group Ltd.	8,888	291,987
KBC Group N.V. (a)	4,886	211,866
KeyCorp	17,630	126,583
Morgan Stanley	830	22,227
PNC Financial Services Group, Inc.	9,290	514,945
Regions Financial Corp.	50,110	318,199
Standard Chartered PLC	4,039	92,336
State Street Corp.	8,435	361,693
Sumitomo Mitsui Financial Group, Inc.	15,800	510,546
SunTrust Banks, Inc.	5,640	137,221
UniCredito Italiano S.p.A. (a)	22,498	62,650
Wells Fargo & Co.	22,520	640,244
Westpac Banking Corp.	5,800	121,861

		$10,259,705

Medical & Health Technology & Services – 1.9%
Allscripts Healthcare Solutions, Inc. (a)	1,530	$25,184
athenahealth, Inc. (a)	3,930	154,606
Cerner Corp. (a)	2,110	159,621
DaVita, Inc. (a)	6,680	399,197
Diagnosticos da America S.A.	5,500	168,706
Express Scripts, Inc. (a)	2,920	244,871
Fleury S.A.	8,000	82,716
Fresenius Medical Care AG & Co. KGaA	2,267	115,151
Healthcare Services Group, Inc.	4,620	94,710
IDEXX Laboratories, Inc. (a)	6,840	359,032
IPC The Hospitalist Co., Inc. (a)	2,370	80,556
LifePoint Hospitals, Inc. (a)	1,820	54,564
Lincare Holdings, Inc. (a)	9,650	355,313
McKesson Corp.	3,970	233,515

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
MedAssets, Inc. (a)	9,910	$200,578
Medco Health Solutions, Inc. (a)	4,430	272,356
MEDNAX, Inc. (a)	1,690	96,093
MWI Veterinary Supply, Inc. (a)	1,320	49,817
Patterson Cos., Inc. (a)	7,130	203,633
RHÖN-KLINIKUM AG	680	16,737
SSL International PLC	10,123	125,465
VCA Antech, Inc. (a)	5,410	137,360

		$3,629,781

Medical Equipment – 3.0%
AGA Medical Holdings, Inc. (a)	3,780	$54,167
AtriCure, Inc. (a)	1,450	8,381
Baxter International, Inc.	2,340	134,761
Becton, Dickinson & Co.	3,520	265,302
C.R. Bard, Inc.	1,270	105,270
Cochlear Ltd.	3,277	180,256
Conceptus, Inc. (a)	2,900	56,289
Covidien PLC	4,110	207,802
DENTSPLY International, Inc.	6,490	217,610
DexCom, Inc. (a)	9,790	88,697
Edwards Lifesciences Corp. (a)	2,090	187,306
Essilor International S.A.	1,330	77,224
Heartware International, Inc. (a)	1,090	42,128
Intuitive Surgical, Inc. (a)	320	104,979
Medtronic, Inc.	21,140	906,695
Mindray Medical International Ltd., ADR	2,710	94,498
Miraca Holdings, Inc.	7,100	212,513
NxStage Medical, Inc. (a)	10,080	81,749
Orthovita, Inc. (a)	13,040	47,466
PerkinElmer, Inc.	4,910	98,887
Smith & Nephew PLC	19,045	191,602
Sonova Holding AG	1,055	130,524
St. Jude Medical, Inc. (a)	7,870	296,935
Synthes, Inc.	6,150	784,355
Terumo Corp.	2,200	123,731
Thermo Fisher Scientific, Inc. (a)	7,250	334,588
Thoratec Corp. (a)	2,630	74,561
Volcano Corp. (a)	4,610	91,324
Waters Corp. (a)	7,270	414,245
Zimmer Holdings, Inc. (a)	2,843	160,118

		$5,773,963

Metals & Mining – 1.0%
BHP Billiton PLC	24,540	$720,773
Cameco Corp.	4,165	112,573
Cliffs Natural Resources, Inc.	5,510	220,124
Compass Minerals International, Inc.	290	18,282
Globe Specialty Metals, Inc. (a)	6,420	59,642
Iluka Resources Ltd.	68,370	198,737
Inmet Mining Corp.	3,287	166,463
SouthGobi Energy Resources Ltd. (a)	550	7,934
Steel Dynamics, Inc.	10,690	162,274
United States Steel Corp.	1,930	85,750
Usinas Siderurgicas de Minas Gerais S.A., ADR	3,950	105,070

		$1,857,622

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.8%
AGL Resources, Inc.	1,540	$54,347
EQT Corp.	7,240	318,705
GDF SUEZ	8,361	317,021
NiSource, Inc.	8,490	120,983
Northwestern Corp.	970	23,717
Questar Corp.	6,432	266,799
Sempra Energy	5,520	280,140
South Jersey Industries, Inc.	800	30,664
Tokyo Gas Co. Ltd.	26,000	105,423

		$1,517,799

Natural Gas - Pipeline – 0.3%
Aegean Marine Petroleum Network, Inc.	1,680	$52,265
El Paso Corp.	12,770	129,615
Enagas S.A.	7,780	161,530
Williams Cos., Inc.	14,725	306,869

		$650,279

Network & Telecom – 1.3%
Ciena Corp. (a)	10,790	$137,572
Cisco Systems, Inc. (a)	44,320	995,870
F5 Networks, Inc. (a)	1,100	54,373
Fortinet, Inc. (a)	8,230	141,803
Juniper Networks, Inc. (a)	8,440	209,565
Nokia Oyj	46,010	635,113
Palm, Inc. (a)	12,860	133,615
QUALCOMM, Inc.	2,790	109,340
Tellabs, Inc.	21,290	136,895

		$2,554,146

Oil Services – 1.3%
Cameron International Corp. (a)	5,550	$209,013
Core Laboratories N.V.	260	30,407
Diamond Offshore Drilling, Inc.	520	47,596
Dresser-Rand Group, Inc. (a)	7,530	222,737
Dril-Quip, Inc. (a)	1,050	55,114
Ensco International PLC, ADR	490	19,125
Fugro N.V.	1,705	100,746
Halliburton Co.	16,590	484,594
National Oilwell Varco, Inc.	2,230	91,207
Noble Corp.	4,600	185,472
Oceaneering International, Inc. (a)	3,630	198,561
Saipem S.p.A.	12,067	389,834
Schlumberger Ltd.	2,030	128,824
Smith International, Inc.	11,390	345,345
Transocean, Inc. (a)	290	24,575

		$2,533,150

Other Banks & Diversified Financials – 2.5%
Aeon Credit Service Co. Ltd.	23,900	$247,301
American Express Co.	20,609	776,135
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	15,950	202,884
Assured Guaranty Ltd.	2,040	46,226
Banco Santander Brasil, ADR	10,550	127,022
Bangkok Bank Public Co. Ltd.	14,600	49,302
Bank of Cyprus Public Co. Ltd.	11,328	71,469
Chiba Bank Ltd.	40,000	240,795

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
China Construction Bank	432,000	$329,675
CIT Group, Inc. (a)	940	29,911
City National Corp.	1,040	51,366
Credicorp Ltd.	1,220	91,049
Dah Sing Financial Holdings Ltd. (a)	9,200	44,373
DnB NOR A.S.A. (a)	8,400	95,609
Fifth Third Bancorp	3,370	41,923
Hachijuni Bank Ltd.	8,000	46,264
HDFC Bank Ltd., ADR	1,240	146,692
Housing Development Finance Corp. Ltd.	2,055	105,673
ICICI Bank	8,101	144,584
ICICI Bank Ltd., ADR	1,410	49,745
Joyo Bank Ltd.	8,000	32,438
Marshall & Ilsley Corp.	19,120	132,119
Metro Bancorp, Inc. (a)	2,570	33,050
Northern Trust Corp.	980	49,510
Ocwen Financial Corp. (a)	15,430	141,339
PacWest Bancorp	1,510	31,333
People’s United Financial, Inc.	16,380	264,865
PT Bank Rakyat Indonesia (Persero) Tbk	144,000	117,014
Sapporo Hokuyo Holdings, Inc.	8,800	35,682
Shizuoka Bank Ltd.	13,000	112,216
Signature Bank (a)	1,590	54,982
Sterling Bancshares, Inc.	19,810	101,229
SVB Financial Group (a)	4,040	175,296
TCF Financial Corp.	14,210	208,034
Unione di Banche Italiane Scpa	23,897	329,069
Western Alliance Bancorp. (a)	2,990	15,339

		$4,771,513

Personal Computers & Peripherals – 0.1%
Seagate Technology LLC	10,200	$170,646

Pharmaceuticals – 4.5%
Abbott Laboratories	23,918	$1,266,219
Allergan, Inc.	2,668	153,410
Bayer AG	5,541	377,473
Bristol-Myers Squibb Co.	430	10,475
Daiichi Sankyo Co. Ltd.	4,100	85,484
Eli Lilly & Co.	2,400	84,480
Eurand N.V. (a)	3,490	38,564
Genomma Lab Internacional S.A., “B” (a)	14,100	32,814
GlaxoSmithKline PLC	18,510	360,349
Hisamitsu Pharmaceutical Co., Inc.	2,700	97,296
Inverness Medical Innovations, Inc. (a)	2,880	116,266
Johnson & Johnson	21,530	1,353,376
Merck & Co., Inc.	8,560	326,821
Merck KGaA	4,120	367,358
Novo Nordisk A/S, “B”	4,975	336,726
Pfizer, Inc.	54,069	1,008,928
Roche Holding AG	7,160	1,202,495
Sanofi-Aventis S.A.	10,230	754,720
Santen Pharmaceutical Co. Ltd.	8,800	276,971
Shire PLC, ADR	700	41,720
Teva Pharmaceutical Industries Ltd., ADR	7,020	398,174

		$8,690,119

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.4%
Lihir Gold Ltd.	35,356	$85,651
Paladin Resources Ltd. (a)	12,447	39,413
Stillwater Mining Co. (a)	5,720	57,486
Teck Resources Ltd., “B” (a)	6,540	214,643
Teck Resources Ltd., “B” (a)	11,170	365,735

		$762,928

Printing & Publishing – 0.8%
Lamar Advertising Co., “A” (a)	6,470	$185,042
McGraw-Hill Cos., Inc.	2,860	101,387
Moody’s Corp.	5,250	144,848
MSCI, Inc., “A” (a)	10,160	300,330
Reed Elsevier PLC	55,681	443,771
VistaPrint Ltd. (a)	3,730	208,917
Wolters Kluwer N.V.	3,590	74,709

		$1,459,004

Railroad & Shipping – 0.3%
Canadian National Railway Co.	680	$33,952
East Japan Railway Co.	4,000	268,986
Norfolk Southern Corp.	680	32,001
Union Pacific Corp.	4,190	253,495

		$588,434

Real Estate – 0.5%
Annaly Mortgage Management, Inc., REIT	11,870	$206,301
Brasil Brokers Participacoes	5,000	21,008
Chesapeake Lodging Trust (a)	2,010	38,089
Deutsche Wohnen AG (a)	6,927	70,697
Entertainment Property Trust, REIT	3,510	122,534
Hang Lung Properties Ltd.	24,000	81,138
Host Hotels & Resorts, Inc., REIT (a)	5,039	53,413
IFM Investments Ltd., ADR (a)	2,080	14,934
Kilroy Realty Corp., REIT	3,660	105,737
Mack-Cali Realty Corp., REIT	2,653	86,541
Midland Holdings Ltd.	132,000	110,490
Shimao Property Holdings Ltd.	22,500	34,400
Walter Investment Management Corp., REIT	6,710	91,122

		$1,036,404

Restaurants – 0.5%
Brinker International, Inc.	3,946	$64,399
Darden Restaurants, Inc.	9,309	344,061
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	3,410	28,201
McDonald’s Corp.	1,520	94,894
P.F. Chang’s China Bistro, Inc. (a)	5,880	226,968
Peet’s Coffee & Tea, Inc. (a)	900	29,430
Red Robin Gourmet Burgers, Inc. (a)	2,990	55,106
Starbucks Corp. (a)	260	5,665
Wendy’s/Arby’s Group, Inc., “A”	14,600	67,306

		$916,030

Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	2,390	$181,544
Airgas, Inc.	5,880	248,489
Akzo Nobel N.V.	11,884	709,686
Albemarle Corp.	1,820	65,010
Asian Paints Ltd.	969	38,513
Cytec Industries, Inc.	4,110	153,344

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
FMC Corp.	970	$49,412
L’Air Liquide S.A.	1,161	123,544
Linde AG	4,860	530,483
Praxair, Inc.	3,790	285,463
Rockwood Holdings, Inc. (a)	6,370	139,567
Shin-Etsu Chemical Co. Ltd.	3,700	192,709
Symrise AG	18,406	409,059

		$3,126,823

Specialty Stores – 2.6%
Abc-Mart, Inc.	1,900	$58,727
Abercrombie & Fitch Co., “A”	12,820	404,343
Advance Auto Parts, Inc.	8,710	343,609
Amazon.com, Inc. (a)	1,890	237,025
Citi Trends, Inc. (a)	2,120	65,996
Dick’s Sporting Goods, Inc. (a)	7,940	177,618
Esprit Holdings Ltd.	79,032	554,164
GameStop Corp., “A” (a)	5,390	106,560
Home Depot, Inc.	16,600	464,966
Industria de Diseno Textil S.A.	4,890	307,346
J. Crew Group, Inc. (a)	4,510	176,837
Limited Brands, Inc.	35,935	683,484
Lowe’s Cos., Inc.	1,810	39,187
Monro Muffler Brake, Inc.	870	29,771
Nitori Co. Ltd.	750	56,833
Nordstrom, Inc.	4,450	153,703
Overstock.com, Inc. (a)	2,210	26,211
RadioShack Corp.	1,190	23,229
Ross Stores, Inc.	3,710	170,400
Rue21, Inc. (a)	220	6,167
Staples, Inc.	23,030	540,284
Tiffany & Co.	7,868	319,519
Titan Machinery, Inc. (a)	6,210	68,434
TJX Cos., Inc.	1,710	64,997
Vitacost.Com, Inc. (a)	2,430	24,057
Zumiez, Inc. (a)	1,031	13,125

		$5,116,592

Telecommunications - Wireless – 1.1%
America Movil S.A.B. de C.V., “L”, ADR	1,940	$84,681
KDDI Corp.	74	390,639
MTN Group Ltd.	6,690	95,323
Philippine Long Distance Telephone Co.	2,320	131,850
SBA Communications Corp. (a)	2,260	74,783
SmarTone Telecommunications Holdings Ltd.	31,000	28,549
Sprint Nextel Corp. (a)	5,810	19,057
Vivo Participacoes S.A., ADR	6,927	193,887
Vodafone Group PLC	477,010	1,024,760

		$2,043,529

Telephone Services – 2.1%
American Tower Corp., “A” (a)	14,090	$598,120
AT&T, Inc.	44,440	1,126,998
CenturyTel, Inc.	16,021	544,874
China Unicom Ltd.	364,000	409,353
Frontier Communications Corp.	6,920	52,661
Qwest Communications International, Inc.	11,410	48,036
Royal KPN N.V.	42,752	708,990

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telefonica S.A.	7,170	$172,223
Verizon Communications, Inc.	8,200	241,244
Virgin Media, Inc.	6,560	93,086

		$3,995,585

Tobacco – 1.5%
Altria Group, Inc.	25,415	$504,742
British American Tobacco PLC	7,680	253,219
Japan Tobacco, Inc.	100	360,558
Lorillard, Inc.	1,230	93,111
Philip Morris International, Inc.	27,215	1,238,555
Reynolds American, Inc.	1,350	71,820
Swedish Match AB	13,739	288,186

		$2,810,191

Trucking – 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,250	$155,847
Expeditors International of Washington, Inc.	14,360	489,676
J.B. Hunt Transport Services, Inc.	3,590	110,069
Landstar System, Inc.	9,320	338,223
Old Dominion Freight Lines, Inc. (a)	3,550	97,625
TNT N.V.	22,443	641,410
United Parcel Service, Inc., “B”	3,240	187,175
Yamato Holdings Co. Ltd.	26,600	366,297

		$2,386,322

Utilities - Electric Power – 2.0%
AES Corp. (a)	16,820	$212,437
Allegheny Energy, Inc.	1,740	36,453
American Electric Power Co., Inc.	4,540	157,311
CEZ AS	3,660	178,120
CMS Energy Corp.	15,200	230,584
Constellation Energy Group, Inc.	17,210	555,539
Dominion Resources, Inc.	5,090	190,671
DPL, Inc.	4,190	112,460
DTE Energy Co.	1,830	76,933
E.ON AG	14,562	534,668
Entergy Corp.	690	52,654
FPL Group, Inc.	1,510	73,628
Great Plains Energy, Inc.	1,210	21,611
Northeast Utilities	5,600	141,792
NRG Energy, Inc. (a)	3,791	91,401
OGE Energy Corp.	1,050	38,031
Pepco Holdings, Inc.	1,520	24,958
PG&E Corp.	15,220	642,893
PPL Corp.	6,570	193,749
Public Service Enterprise Group, Inc.	9,530	291,523
Wisconsin Energy Corp.	1,060	51,876

		$3,909,292

Total Common Stocks		$165,051,383

Warrants – 0.1%
Other Banks & Diversified Financials – 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (n)	3,772	$193,847

Money Market Funds (v) – 5.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	10,051,297	$10,051,297

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

Issuer/Expiration Date/Strike Price		Par Amount/ Number of Contracts	Value ($)
Call Options Purchased – 0.0%
Devon Energy Corp. - April 2010 @ $75		22	$3,520
JPY Currency – November 2010 @ EUR 0.0068	JPY	364,000	2,822

Total Call Options Purchased			$6,342

Put Options Purchased – 0.0%
JPY Currency – November 2010 @ $0.0103	JPY	52,650,000	$10,028
SPDR S&P Oil & Gas Exploration Series - March 2010 @ $42		58	18,560

Total Put Options Purchased			$28,588

Total Investments			$175,331,457

Issuer		Shares/Par	Value ($)
Securities Sold Short – 0.0%
Network & Telecom – 0.0%
Motorola, Inc. (a)		(9,880)	$(60,762)

Other Assets, Less Liabilities – 9.5%			18,340,505

Net Assets – 100.0%			$193,611,200

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,847, representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At January 31, 2010, the value of securities pledged amounted to $162,601.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(w)	When-issued security. At January 31, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
EU	Equity Unit
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10—continued

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(1) Investment Valuations—continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$109,850,302	$—	$—	$109,850,302
United Kingdom	222,790	9,259,988	—	9,482,778
Japan	4,386,608	4,941,230	—	9,327,838
France	283,919	5,331,061	—	5,614,980
Switzerland	—	5,612,267	—	5,612,267
Germany	754,928	3,771,901	—	4,526,829
Netherlands	38,565	3,474,713	—	3,513,278
Hong Kong	159,382	1,594,557	—	1,753,939
Brazil	1,745,678	—	—	1,745,678
Other Countries	4,588,970	9,263,301	—	13,852,271
Short Term Securities	—	—	—	—
Mutual Funds	10,051,297	—	—	10,051,297

Total Investments	$132,082,439	$43,249,018	$—	$175,331,457

Short Sales	$(60,762)	$—	$—	$(60,762)

Other Financial Instruments
Futures	$1,229,028	$33,097	$—	$1,262,125
Swaps		2,355,788		2,355,788
Forward Currency Contracts		4,638,212		4,638,212

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$166,805,457

Gross unrealized appreciation	$10,056,846
Gross unrealized depreciation	(1,530,846)

Net unrealized appreciation (depreciation)	$8,526,000

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	17,565,000	3/01/10	$15,861,496	$15,499,356	$362,140
SELL	AUD	JPMorgan Chase Bank	4,370,000	3/01/10	3,889,960	3,856,088	33,872
SELL	BRL	JPMorgan Chase Bank	1,560,000	3/23/10	874,930	820,104	54,826
SELL	CAD	JPMorgan Chase Bank	6,140,000	3/23/10	5,778,062	5,742,343	35,719
SELL	CHF	JPMorgan Chase Bank	12,025,000	3/01/10	11,832,709	11,337,815	494,894
BUY	EUR	JPMorgan Chase Bank	2,810,000	3/01/10	3,895,812	3,895,812	0
SELL	EUR	JPMorgan Chase Bank	38,700,000	3/01/10 - 3/23/10	57,084,633	53,653,867	3,430,766
SELL	GBP	JPMorgan Chase Bank	9,124,087	3/01/10 - 4/21/10	14,782,436	14,578,308	204,128
SELL	HKD	JPMorgan Chase Bank	3,665,000	4/21/10	472,774	472,311	463
BUY	JPY	JPMorgan Chase Bank	351,098,910	3/01/10	3,889,960	3,889,960	0
SELL	JPY	JPMorgan Chase Bank	920,500,000	3/01/10	10,362,723	10,198,575	164,148
BUY	MXN	Goldman Sachs International	77,800,000	3/01/10	5,888,586	5,930,878	42,292
SELL	NZD	Goldman Sachs International	16,705,000	4/21/10	12,328,290	11,657,751	670,539
SELL	SEK	JPMorgan Chase Bank	23,940,000	3/23/10	3,412,471	3,240,260	172,211
SELL	SGD	JPMorgan Chase Bank	1,325,000	4/21/10	953,790	941,633	12,157
BUY	TWD	JPMorgan Chase Bank	154,400,000	3/23/10	4,844,682	4,856,477	11,795

							$5,689,950

Liability Derivatives
BUY	CHF	JPMorgan Chase Bank	8,163,184	3/01/10	$7,818,792	$7,696,687	$(122,105)
BUY	EUR	JPMorgan Chase Bank	620,000	3/01/10	899,045	859,573	(39,472)
BUY	KRW	JPMorgan Chase Bank	3,927,000,000	3/23/10	3,378,355	3,375,736	(2,619)
BUY	MXN	JPMorgan Chase Bank	26,080,000	3/23/10	2,007,837	1,982,610	(25,227)
BUY	MYR	JPMorgan Chase Bank	19,956,000	3/23/10	5,848,769	5,836,764	(12,005)
BUY	NOK	JPMorgan Chase Bank	24,370,000	4/21/10	4,309,941	4,098,707	(211,234)
BUY	SEK	JPMorgan Chase Bank	115,400,000	3/23/10	16,226,325	15,619,297	(607,028)
BUY	ZAR	JPMorgan Chase Bank	30,050,000	3/23/10	3,936,080	3,904,032	(32,048)

							$(1,051,738)

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 (Short)	AUD	26	$2,536,782	Mar-10	$126,288
CAC 40 Index (Short)	EUR	4	204,319	Feb-10	5,148
Canadian S&P/TSX 60 Index Fund (Short)	CAD	3	362,946	Mar-10	5,830
DJ Euro Stoxx 50 (Short)	EUR	61	2,326,397	Mar-10	92,843
E-mini NASDAQ-100 Future (Short)	USD	75	2,608,875	Mar-10	88,680
Hang Seng Index (Short)	HKD	14	1,797,184	Feb-10	21,751
MSCI Singapore Free Index (Short)	SGD	31	1,424,652	Feb-10	52,624
OMX Index (Short)	SEK	249	3,151,936	Feb-10	93,760
S&P 500 Future (Short)	USD	167	44,689,200	Mar-10	1,234,428
Topix Index (Short)	JPY	104	10,248,734	Mar-10	65,559

					$1,786,911

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10—continued

Futures Contracts Outstanding at 1/31/10—continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
U.S. Treasury Bond 10 yr (Long)	USD	70	8,270,938	Mar-10	$60,264

					$1,847,175

Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	14	$1,249,607	Feb-10	$(51,895)
DAX Index (Long)	EUR	2	385,606	Mar-10	(23,063)
E-mini S&P MidCap 400 (Short)	USD	309	21,670,170	Mar-10	(73,262)
FTSE 100 Index (Long)	GBP	6	488,680	Mar-10	(14,163)
IBEX 35 (Long)	EUR	8	1,195,286	Feb-10	(126,060)
MSCI Taiwan Index (Long)	USD	133	3,610,800	Feb-10	(129,958)
Nikkei 225 Index (Long)	JPY	70	7,835,168	Mar-10	(16,757)
Russell 2000 Index (Short)	USD	111	6,671,100	Mar-10	(86,913)
S&P/MIB Index (Long)	EUR	7	1,045,277	Mar-10	(62,979)

					$(585,050)

As of January 31, 2010 the fund segregated $8,137,754 as cash collateral for open futures contracts.

Swap Agreements at 1/31/10

Expiration		Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
9/30/18	EUR	11,750,000			JPMorgan Chase Bank	4.808% (fixed rate)	6-Month LIBOR	$2,115,103
3/25/19	JPY	305,000,000			Citibank	6-Month LIBOR	1.23% (fixed rate)	9,515
5/19/19	USD	4,200,000			JPMorgan Chase Bank	3-Month LIBOR	3.1775% (fixed rate)	122,622

								$2,247,240

Credit Default Swaps
6/20/13	USD	15,972,000	(a	)	JPMorgan Chase Bank	1.55% (fixed rate)	(1)	214,560
12/20/13	USD	2,976,000	(b	)	Morgan Stanley Capital Services, Inc.	1.5% (fixed rate)	(2)	49,502
12/20/13	USD	3,045,000	(c	)	JPMorgan Chase Bank	5.00% (fixed rate)	(3)	8,577
12/20/13	USD	6,525,000	(d	)	Merrill Lynch International	5.00% (fixed rate)	(3)	18,380
6/20/14	EUR	12,600,000	(e	)	Merrill Lynch International	1.85% (fixed rate)	(4)	805,181
6/20/14	USD	4,166,400	(f	)	Merrill Lynch International	1.00% (fixed rate)	(5)	15,520
6/20/14	USD	9,622,400	(g	)	Deutsche Bank	1.00% (fixed rate)	(5)	35,843

								$1,147,563

								$3,394,803

Liability Derivatives
Interest Rate Swaps
9/01/18	CHF	3,500,000	(h	)	JPMorgan Chase Bank	6-Month LIBOR	3.25% (fixed rate)	$(286,562)
6/19/19	JPY	1,450,000,000			Citibank	6-Month LIBOR	1.41% (fixed rate)	(143,846)
10/01/18	JPY	900,000,000			JPMorgan Chase Bank	6-Month LIBOR	1.7225% (fixed rate)	(452,208)
10/25/37	JPY	245,000,000	(i	)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(156,399)

								$(1,039,015)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10—continued

Swap Agreements at 1/31/10—continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.11 Index, BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.11 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE11 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $89,119.
(b)	Net unamortized premiums received by the fund amounted to $84,079.
(c)	Net unamortized premiums received by the fund amounted to $399,049.
(d)	Net unamortized premiums received by the fund amounted to $1,709,680.
(e)	Net unamortized premiums paid by the fund amounted to $367,910.
(f)	Net unamortized premiums received by the fund amounted to $126,443.
(g)	Net unamortized premiums received by the fund amounted to $116,293.
(h)	Net unamortized premiums paid by the fund amounted to $3,424.
(i)	Net unamortized premiums paid by the fund amounted to $1,882.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives may be used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund may use derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”) requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under ASC 815, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the period ended January 31, 2010:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	92.70%	59.72%	59.72%	0.02%
Highest Notional Amount Outstanding	103.60%	62.90%	60.57%	0.03%
Lowest Notional Amount Outstanding	86.25%	56.34%	58.16%	0.02%
Notional Amount Outstanding as of January 31, 2010	103.60%	62.90%	59.77%	0.02%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10—continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2010, which are not accounted for as hedging instruments under ASC 815.

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$60,264	$—
Interest Rate Contracts	Interest Rate Swaps	2,247,240	(1,039,015)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	5,689,950	(1,051,738)
Foreign Exchange Contracts	Purchased Currency Options	12,850	—
Equity Contracts	Equity Futures	1,786,911	(585,050)
Equity Contracts	Purchased Equity Options	22,080	—
Credit Contracts	Credit Default Swaps	1,147,563	—

Total		$10,966,858	$(2,675,803)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for purchased options and futures contracts. The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10—continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/10—continued

(3) Derivative Contracts at 1/31/10—continued

settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of January 31, 2010 is disclosed in note 3 herein. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At January 31, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,029,958	27,638,829	(31,617,490)	10,051,297

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,978	$10,051,297

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of January 31, 2010, are as follows:

United States	57.1%
United Kingdom	4.9%
Japan	4.5%
Germany	3.7%
France	2.9%
Switzerland	2.8%
Netherlands	1.8%
Hong Kong	0.9%
Brazil	0.9%
Other Countries	20.5%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.